STOCKHOLDERS EQUITY (Detail Textuals)	1 Months Ended			5 Months Ended	12 Months Ended
	Jul. 28, 2015 USD ($) shares	Mar. 31, 2015 USD ($) Individual $ / shares shares	Feb. 28, 2015 USD ($) Individual shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Stockholders Equity [Line Items]
Preferred stock, shares authorized				10,000,000	10,000,000
Preferred stock par value (in dollars per share) | $ / shares				$ 0.001	$ 0.001
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding				0	0
Common stock, shares authorized				400,000,000	400,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Number of shares issued		2,500,000		11,500,000
Value of shares issued | $		$ 200,000		$ 1,215
Number of investors | Individual		5
Common stock price per share | $ / shares		$ 0.08
Proceeds from sale of common stock | $				$ 1,215	$ 200,000
Number of shares issued under exchange agreement		5,250,000			5,250,000
Investor
Stockholders Equity [Line Items]
Beneficial conversion feature recorded to interest expense | $		$ 5,250
Share Exchange Agreement | LFC
Stockholders Equity [Line Items]
Number of shares issued	750,000	11,500,000
Value of shares issued | $	$ 75
Share Exchange Agreement | LFC | Convertible notes
Stockholders Equity [Line Items]
Number of shares issued under exchange agreement		16,750,000
Share Exchange Agreement | LFC | Individuals | Convertible notes
Stockholders Equity [Line Items]
Number of shares issued			5,250,000
Value of shares issued | $			$ 5,250
Number of investors | Individual			4
Debt instrument interest rate			5.00%
Release agreement | LFC | Former counsel
Stockholders Equity [Line Items]
Number of shares issued					95,000
Common stock price per share | $ / shares					$ 0.08
Proceeds from sale of common stock | $					$ 7,600